Basic and Diluted Net Income/(Loss) Per Share - Schedule of Dilutive Securities were Excluded from the Computation of Diluted Net Income/(Loss) Per Share (Details) - shares	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Dilutive Securities were Excluded from the Computation of Diluted Net Income / (Loss) Per Share [Line Items]
Total antidilutive securities	28,779,665	4,865,239	6,428,594	2,691,509
ISO [Member]
Schedule of Dilutive Securities were Excluded from the Computation of Diluted Net Income / (Loss) Per Share [Line Items]
Total antidilutive securities	2,413	6,164	6,011	6,178
RSU Awards [Member]
Schedule of Dilutive Securities were Excluded from the Computation of Diluted Net Income / (Loss) Per Share [Line Items]
Total antidilutive securities		243,089	245,589	116,988
Equity-classified Warrants [Member]
Schedule of Dilutive Securities were Excluded from the Computation of Diluted Net Income / (Loss) Per Share [Line Items]
Total antidilutive securities	2,942,600	148,649	1,237,928	116,928
Liability-classified Warrants [Member]
Schedule of Dilutive Securities were Excluded from the Computation of Diluted Net Income / (Loss) Per Share [Line Items]
Total antidilutive securities		908,334		2,020,139
Legacy Warrants [Member]
Schedule of Dilutive Securities were Excluded from the Computation of Diluted Net Income / (Loss) Per Share [Line Items]
Total antidilutive securities	3,439,953		3,439,953
Warrants Issued with Preferred Stock (Series B) [Member]
Schedule of Dilutive Securities were Excluded from the Computation of Diluted Net Income / (Loss) Per Share [Line Items]
Total antidilutive securities	852,399
Convertible Notes [Member]
Schedule of Dilutive Securities were Excluded from the Computation of Diluted Net Income / (Loss) Per Share [Line Items]
Total antidilutive securities		3,072,906
Series A Preferred Stock [Member]
Schedule of Dilutive Securities were Excluded from the Computation of Diluted Net Income / (Loss) Per Share [Line Items]
Total antidilutive securities	805,288	486,097	1,414,736
Series B Preferred Stock [Member]
Schedule of Dilutive Securities were Excluded from the Computation of Diluted Net Income / (Loss) Per Share [Line Items]
Total antidilutive securities	20,737,012